Schedule of Asset Retirement Obligations (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Asset Retirement Obligation
Beginning balance	$ 6,247,027	$ 5,316,470
Additions		797,102
Accretion expense	269,114	219,536
Impact of hyperinflation	(174,899)	(599,096)
Currency translation adjustment	165,667	603,856
Change in estimate	(611,700)	(90,841)
Ending balance	$ 5,895,209	$ 6,247,027